Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	10 years	11 years	11 years
Finite-lived Trademarks [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	5 years
Non-Compete Covenants [Member] | Minimum [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	3 years
Non-Compete Covenants [Member] | Maximum [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	5 years
Certain Intangible Property Rights [Member] | Minimum [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	3 years
Certain Intangible Property Rights [Member] | Maximum [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	19 years